Item 1. Schedule of Investments

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares	Value
(Cost and value in $ 000s)

COMMON STOCKS 99.1%

CONSUMER DISCRETIONARY 18.7%
Auto Components 0.5%
Gentex	22,000	383
		383
Automobiles 0.3%
Thor Industries	6,200	211
		211
Diversified Consumer Services 2.4%
Apollo Group, Class A *	2,973	197
Bright Horizons Family Solutions *	13,600	522
Corinthian Colleges *	13,000	173
Education Management *	18,000	580
ITT Educational Services *	8,500	419
Jackson Hewitt Tax Service	5,500	132
		2,023
Hotels, Restaurants & Leisure 3.8%
BJ's Restaurants *	11,700	239
CEC Entertainment *	8,250	262
International Speedway, Class A	1,500	79
PF Chang's China Bistro *	9,200	412
Rare Hospitality International *	14,700	378
Shuffle Master *	10,200	269
Sonic *	11,137	305
Station Casinos	11,700	776
The Cheesecake Factory *	7,000	219
WMS Industries *	9,500	267
		3,206
Household Durables 1.3%
Harman International	1,800	184
MDC Holdings	5,435	429
Toll Brothers *	10,500	469
		1,082
Internet & Catalog Retail 1.0%
Coldwater Creek *	16,950	428
Drugstore.com *	40,600	150
Insight Enterprises *	3,975	260
		838
Leisure Equipment & Products 1.0%
MarineMax *	11,500	293
Marvel Entertainment *	8,750	156
SCP Pool	12,180	426
		875
Media 1.9%
Cox Radio, Class A *	9,000	137
Entercom Communications *	5,600	177
Getty Images *	5,500	473
Insight Communications *	4,200	49
Radio One, Class D *	19,600	258
Regent Communications *	19,500	103
Scholastic *	4,500	166
Spanish Broadcasting, Class A *	12,600	90
Valassis Communications *	3,000	117
		1,570
Multiline Retail 0.2%
Fred's	15,200	190
		190
Specialty Retail 5.2%
AC Moore Arts & Crafts *	23,500	451
Christopher & Banks	8,400	116
Gamestop *	6,500	205
Gymboree *	15,000	205
Hibbett Sporting Goods *	16,500	367
Hot Topic *	14,500	223
Michaels Stores	8,000	264
O'Reilly Automotive *	22,000	620
Pacific Sunwear *	18,012	386
PETsMART	4,200	91
Ross Stores	6,500	154
Talbots	4,000	120
TSC *	6,000	274
Urban Outfitters *	17,600	517
West Marine *	3,000	44
Williams-Sonoma *	6,000	230
Zumiez *	3,300	108
		4,375
Textiles, Apparel, & Luxury Goods 1.1%
Fossil *	21,875	398
Quiksilver *	23,800	344
Timberland, Class A *	5,000	169
		911
Total Consumer Discretionary		15,664

CONSUMER STAPLES 1.5%
Beverages 0.1%
Boston Beer, Class A *	4,000	100
		100
Food & Staples Retailing 0.8%
United Natural Foods *	15,000	530
Whole Foods Market	1,000	135
		665
Food Products 0.6%
Peet's Coffee & Tea *	3,000	92
SunOpta *	72,900	354
		446
Total Consumer Staples		1,211

ENERGY 7.0%
Energy Equipment & Services 3.6%
Atwood Oceanics *	1,500	126
Cal Dive International *	10,500	666
FMC Technologies *	5,000	211
Global Industries *	11,000	162
Grey Wolf *	13,300	112
Helmerich & Payne	3,000	181
Lone Star Technologies *	1,000	56
National Oilwell Varco *	2,081	137
Oil States International *	10,500	381
Patterson-UTI Energy	12,500	451
Unit *	9,000	497
		2,980
Oil, Gas & Consumable Fuels 3.4%
Bill Barrett *	11,500	423
Cabot Oil & Gas	10,500	530
Comstock Resources *	22,000	722
Forest Oil *	6,000	313
Spinnaker Exploration *	8,000	518
Stone Energy *	5,500	336
		2,842
Total Energy		5,822

FINANCIALS 5.1%
Capital Markets 2.0%
Affiliated Managers Group *	7,400	536
Eaton Vance	10,000	248
Greenhill	2,500	104
Investors Financial Services	6,700	220
Legg Mason	2,248	247
Raymond James Financial	10,000	321
		1,676
Commercial Banks 1.6%
Amegy Bancorp	4,000	90
Boston Private Financial	11,000	292
East West Bancorp	8,000	272
SVB Financial Group *	5,400	263
UCBH Holdings	21,600	396
		1,313
Consumer Finance 0.2%
First Marblehead	6,300	160
		160
Insurance 1.1%
Brown & Brown	4,100	204
MaxRe Capital	10,500	260
RenaissanceRe Holdings	4,000	175
StanCorp Financial Group	4,000	337
		976
Thrifts & Mortgage Finance 0.2%
IndyMac Mortgage Holdings	1,000	40
Triad Guaranty *	3,500	137
		177
Total Financials		4,302

HEALTH CARE 23.5%
Biotechnology 4.6%
Abgenix *	11,000	139
Alkermes *	12,400	208
Amylin Pharmaceuticals *	5,400	188
Celgene *	3,000	163
Cephalon *	2,859	133
Charles River Laboratories International *	6,500	283
Digene *	17,500	499
ICOS *	3,300	91
Incyte Genomics *	27,000	127
Martek Biosciences *	8,500	299
Neurocrine Biosciences *	7,000	344
Protein Design Labs *	27,600	773
Techne *	8,000	456
Vertex Pharmaceuticals *	6,302	141
		3,844
Health Care Equipment & Supplies 8.3%
Advanced Neuromodulation Systems	8,000	380
ArthroCare *	7,600	306
Aspect Medical Systems *	14,800	439
Cytyc *	13,500	362
Dentsply International	7,000	378
Dionex *	2,500	136
Gen-Probe *	3,400	168
Hologic *	5,500	318
ICU Medical *	12,000	345
IDEXX Laboratories *	2,500	167
INAMED *	7,350	556
Integra LifeSciences *	7,000	268
Invitrogen *	6,100	459
Kyphon *	6,400	281
Mentor	5,900	325
Merit Medical Systems *	8,800	156
Respironics *	19,000	801
Steris	19,700	469
Thoratec *	21,000	373
Varian *	4,000	137
Wright Medical Group *	4,500	111
		6,935
Health Care Providers & Services 8.8%
Amedisys *	8,400	328
AmSurg, Class A *	1,500	41
Community Health System *	6,000	233
Computer Programs and Systems	24,400	843
Coventry Health Care *	8,500	731
DaVita *	13,350	615
Gentiva Health Services *	12,200	221
Henry Schein *	3,000	128
LCA-Vision	3,200	119
Lifeline Systems *	2,000	67
LifePoint Hospitals *	6,000	262
Manor Care	5,500	211
Matria Healthcare *	8,050	304
Omnicare	12,200	686
Patterson Companies *	6,500	260
Pharmaceutical Product Development *	6,200	357
Priority Healthcare, Class B *	5,000	139
Renal Care Group *	6,000	284
Symbion *	13,000	336
Triad Hospitals *	4,000	181
United Surgical Partners International *	11,000	430
WellChoice *	7,500	569
		7,345
Pharmaceuticals 1.8%
Andrx *	4,400	68
Bradley Pharmaceuticals *	3,400	37
InKine Pharmaceutical *	70,000	255
Medicines Company *	13,000	299
Medicis Pharmaceutical, Class A	14,000	456
Noven Pharmaceuticals *	17,000	238
Par Pharmaceutical *	2,500	67
Taro Pharmaceuticals *	5,400	139
		1,559
Total Health Care		19,683

INDUSTRIALS & BUSINESS SERVICES 14.5%
Aerospace & Defense 2.4%
Armor Holdings *	6,000	258
Ceradyne *	7,500	275
Engineered Support System	16,000	657
Herley Industries *	4,000	74
Mercury Computer Systems *	11,000	289
MTC Technologies *	13,000	416
		1,969
Air Freight & Logistics 1.3%
Forward Air	7,500	276
UTi Worldwide	10,000	777
		1,053
Airlines 1.4%
AirTran *	8,000	101
Frontier Airlines *	20,000	196
SkyWest	33,500	898
		1,195
Building Products 0.4%
Simpson Manufacturing	6,000	235
Trex *	5,500	132
		367
Commercial Services & Supplies 5.5%
Advisory Board *	19,000	989
ChoicePoint *	11,266	486
Corporate Executive Board	12,500	975
Global Cash Access *	7,900	111
Kenexa *	5,000	63
Mine Safety Appliances	5,500	213
Navigant Consulting *	8,800	169
Resources Global Professionals *	26,000	770
Stericycle *	8,500	486
Waste Connections *	9,500	333
		4,595
Construction & Engineering 0.1%
Insituform Technologies *	7,000	121
		121
Electrical Equipment 0.5%
Color Kinetics *	17,000	255
II-VI *	8,200	145
		400
Machinery 1.4%
Actuant, Class A	10,500	491
Oshkosh Truck	16,000	691
		1,182
Road & Rail 1.1%
Dollar Thrifty Auto Group *	6,500	219
Old Dominion Freight Line *	11,700	392
U.S. Xpress Enterprises *	8,000	93
Werner Enterprises	11,000	190
		894
Trading Companies & Distributors 0.4%
Hughes Supply	9,500	310
Interline Brands *	2,100	44
		354
Total Industrials & Business Services		12,130

INFORMATION TECHNOLOGY 26.1%
Communications Equipment 2.9%
ADTRAN	15,300	482
Anaren *	4,000	56
Avocent *	2,075	66
F5 Networks *	8,100	352
Inter-Tel	19,500	409
Packeteer *	20,500	257
Plantronics	14,500	447
Polycom *	9,442	153
Powerwave Technologies *	15,000	195
		2,417
Computers & Peripherals 1.7%
Avid Technology *	19,563	810
Maxtor *	16,200	72
Novatel *	2,500	36
Sandisk *	6,800	328
SBS Technologies *	13,800	133
		1,379
Electronic Equipment & Instruments 3.1%
Aeroflex *	46,000	430
Cyberoptics *	40,000	557
Daktronics	6,500	156
Dolby Laboratories, Class A *	6,000	96
FLIR Systems *	17,400	515
Orbotech *	8,800	220
Scansource *	6,400	312
TTM Technologies *	42,500	304
		2,590
Internet Software & Services 2.8%
Aptimus *	11,700	163
Blue Coat Systems *	7,400	322
CNET Networks *	20,000	271
CyberSource *	12,000	79
Digital Insight *	16,000	417
Earthlink *	5,000	53
Jupitermedia *	20,000	354
MatrixOne *	48,300	254
Support.com *	17,000	86
Websense *	7,100	364
		2,363
IT Services 3.7%
CACI International, Class A *	7,000	424
Cognizant Technology Solutions *	7,500	350
Global Payments	5,800	451
Heartland Payment Systems *	1,500	36
Inforte	70,000	293
Iron Mountain *	9,700	356
Moneygram International	7,100	154
RightNow Technologies *	20,000	294
SI International *	2,700	84
SkillSoft ADR *	8,000	37
SRA International, Class A *	18,500	656
		3,135
Office Electronics 0.6%
Zebra Technologies *	11,875	464
		464
Semiconductor & Semiconductor Equipment 5.4%
Advanced Energy Industries *	30,100	324
AMIS Holdings *	9,000	107
ATMI *	6,000	186
Axcelis Technologies *	9,500	50
Brooks-Pri Automation *	4,000	53
Cognex	10,000	301
Cohu	9,000	213
Cymer *	10,800	338
Entegris *	19,000	215
Exar *	11,000	154
Integrated Device Technology *	14,300	153
Integrated Silicon Solution *	23,000	193
Intersil Holding, Class A	17,400	379
Lattice Semiconductor *	11,600	50
Micrel *	7,700	86
Microchip Technology	1,762	53
Omnivision Technologies *	12,500	158
Pericom Semiconductor *	10,500	93
Rudolph Technologies *	3,200	43
Semtech *	13,000	214
Silicon Storage Technology *	21,300	115
Skyworks Solutions *	10,000	70
Tessera Technologies *	2,200	66
TriQuint Semiconductor *	11,387	40
Varian Semiconductor Equipment *	10,000	424
Virage Logic *	16,000	124
Zoran *	21,698	310
		4,512
Software 5.9%
Activision *	27,000	552
Actuate *	26,700	68
Agile Software *	35,000	251
Borland Software *	20,000	116
FactSet Research Systems	7,500	264
Fair Isaac	14,256	639
FileNet *	6,400	179
Hyperion Solutions *	12,000	584
Informatica *	21,600	260
Jack Henry & Associates	10,000	194
Macromedia *	8,000	325
Macrovision *	9,000	172
Mercury Interactive *	1,000	40
Motive *	17,500	111
NAVTEQ *	2,000	100
NetIQ *	7,500	92
Open Solutions *	6,100	133
Quest Software *	6,200	93
Radiant Systems *	19,050	197
Red Hat *	14,700	311
RSA Security *	9,000	114
SERENA Software *	9,000	179
		4,974
Total Information Technology		21,834

MATERIALS 0.7%
Chemicals 0.4%
Symyx Technologies *	13,900	363
		363
Metals & Mining 0.3%
Reliance Steel & Aluminum	2,000	106
Steel Dynamics	4,500	153
		259
Total Materials		622

TELECOMMUNICATION SERVICES 2.0%
Wireless Telecommunication Services 2.0%
Alamosa Holdings *	3,000	51
Jamdat Mobile *	6,800	143
Nextel Partners, Class A *	32,700	821
NII Holdings, Class B *	3,900	329
Ubiquital *	17,500	153
Wireless Facilities *	31,500	183
Total Telecommunication Services		1,680
Total Common Stocks (Cost $56,972)		82,948

SHORT-TERM INVESTMENTS 2.3%
Money Market Fund 2.3%
T. Rowe Price Reserve Investment Fund, 3.79% #†	1,911,328	1,911
Total Short-Term Investments (Cost $1,911)		1,911

Total Investments in Securities
101.4% of Net Assets (Cost $58,883)		$84,859

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $58,883,000. Net unrealized gain aggregated $25,976,000 at period-end, of which $30,931,000 related to appreciated investments and $4,955,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $27,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $1,911,000 and $366,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits .

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the
Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005